Equity (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Share-Based Compensation

Share-based compensation	December 31, 2024	December 31, 2023
Option Expense	$896	$3,035
DSU Expense	511	397
RSU Expense	6,049	7,288
Total share-based compensation for continuing operations (per statement of loss)	$7,456	$10,720
Discontinued operations	—	239
Total share-based compensation (per statement of equity)	$7,456	$10,959
20.     Equity (cont'd):

Schedule of Number and Weighted Average Exercise Prices of Share Options
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2023	4,807,620	$9.19
Options exercised	(152,120)	2.25
Options forfeited	(263,253)	10.39
Options expired	(2,025)	1.36
At December 31, 2023	4,390,222	8.65
Options exercised	(154,509)	1.89
Options forfeited	(152,282)	8.73
Options expired	(320,411)	9.50
At December 31, 2024	3,763,020	$8.85

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2024:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.86 - $3.06	812,156	1.0	$2.77	812,156	$2.77
$3.35 - $5.17	392,397	0.8	3.65	386,186	3.62
$6.51 - $10.64	1,782,164	3.1	9.41	1,532,083	9.52
$11.88 - $26.13	776,303	3.0	16.55	776,303	16.55
	3,763,020	2.4	$8.85	3,506,728	$8.86

Schedule of Range of Exercise Prices of Outstanding Share Options
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2024:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$1.86 - $3.06	812,156	1.0	$2.77	812,156	$2.77
$3.35 - $5.17	392,397	0.8	3.65	386,186	3.62
$6.51 - $10.64	1,782,164	3.1	9.41	1,532,083	9.52
$11.88 - $26.13	776,303	3.0	16.55	776,303	16.55
	3,763,020	2.4	$8.85	3,506,728	$8.86

Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments

Balance	DSUs for common shares
At January 1, 2023	709,680
DSUs granted	93,188
DSUs exercised	(65,499)
At December 31, 2023	737,369
DSUs granted	252,299
DSUs exercised	—
At December 31, 2024	989,668

Balance	RSUs for common shares
At January 1, 2023	1,002,080
RSUs granted	2,996,387
RSUs exercised	(279,668)
RSUs forfeited	(577,353)
At December 31, 2023	3,141,446
RSUs granted	3,151,939
RSUs exercised	(642,850)
RSUs forfeited	(1,058,440)
At December 31, 2024	4,592,095